Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of share repurchases [abstract]
Share repurchases	$ 1,282	$ 1,400
Shares repurchased	11.9	12.8
Share repurchases - average price per share in U.S. dollars	$ 107.99	$ 109.42